Cover	Apr. 12, 2021	Feb. 18, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 12, 2021
Entity File Number	000-16509
Entity Registrant Name	CITIZENS, INC.
Entity Incorporation, State or Country Code		CO
Entity Tax Identification Number		84-0755371
Entity Address, Address Line One	11815 Alterra Pkwy, Suite 1500
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78758
City Area Code	512
Local Phone Number	837-7100
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Class A Common Stock
Trading Symbol		CIA
Security Exchange Name		NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000024090
Amendment Flag	false